FAIR VALUE MEASUREMENTS - Schedule of Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Fair Value Measurements, Nonrecurring Value Measurement [Abstract]
Initial fair value	$ 2,480,500	$ 2,480,500
Change in fair value of derivative warrant liabilities	183,818	$ 1,362,374
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Fair Value Adjustment of Warrants
Reclassification to additional paid-in capital		$ (3,842,874)
Balance, June 30, 2025	$ 2,664,318